Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Redeemable Convertible Preferred Stock Outstanding

As of December 31, 2012, we had the following convertible preferred stock outstanding, all of which was converted to common stock in connection with our IPO (in thousands):

	December 31, 2012
	Shares Designated	Shares Issued and Outstanding	Liquidation Preference
Series A-1	1,000	1,000	$250
Series A-2	10,410	10,164	6,200
Series B	11,104	10,985	14,500
Series C	7,049	7,049	14,604
Series D	26,331	26,231	10,187
Series E	4,632	4,412	6,000
Series F	4,800	4,274	45,005

Total	65,326	64,115	$96,746